Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 51,037	$ 49,195	$ 46,841
State and local income taxes, less federal income tax effect	4,601	4,733	4,509
Nondeductible expenses	1,137	1,062	976
Other --net	(260)	(413)	(326)
Income taxes	$ 56,515	$ 54,577	$ 52,000
Effective tax rate	38.80%	38.80%	38.90%
Statutory rate	35.00%